World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2013

Dates Covered
Collections Period	10/01/13 - 10/31/13
Interest Accrual Period	10/15/13 - 11/14/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/13	766,322,640.27	46,862
Yield Supplement Overcollateralization Amount at 09/30/13	12,314,847.13	0

Receivables Balance at 09/30/13	778,637,487.40	46,862
Principal Payments	27,293,386.01	1,473
Defaulted Receivables	1,389,213.68	65
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/13	11,707,740.10	0

Pool Balance at 10/31/13	738,247,147.61	45,324

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	9,036,100.31	715
Past Due 61-90 days	1,657,828.84	136
Past Due 91 + days	686,934.68	38

Total	11,380,863.83	889

Total 31+ Delinquent as % Ending Pool Balance	1.54%

Recoveries	810,946.87

Aggregate Net Losses/(Gains) - October 2013	578,266.81

Overcollateralization Target Amount	33,221,121.64
Actual Overcollateralization	33,221,121.64

Weighted Average APR	3.83%
Weighted Average APR, Yield Adjusted	4.66%
Weighted Average Remaining Term	53.49

Flow of Funds	$ Amount

Collections	30,488,661.46
Advances	3,701.87
Investment Earnings on Cash Accounts	817.92
Servicing Fee	(648,864.57)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	29,844,316.68

Distributions of Available Funds
(1) Class A Interest	326,209.40
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	28,796,358.53
(7) Distribution to Certificateholders	703,897.57
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	29,844,316.68

Servicing Fee	648,864.57
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 10/15/13	733,822,384.50
Principal Paid	28,796,358.53
Note Balance @ 11/15/13	705,026,025.97

Class A-1
Note Balance @ 10/15/13	74,931,384.50
Principal Paid	28,796,358.53
Note Balance @ 11/15/13	46,135,025.97
Note Factor @ 11/15/13	18.8306228%

Class A-2
Note Balance @ 10/15/13	275,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	275,000,000.00
Note Factor @ 11/15/13	100.0000000%

Class A-3
Note Balance @ 10/15/13	270,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	270,000,000.00
Note Factor @ 11/15/13	100.0000000%

Class A-4
Note Balance @ 10/15/13	94,934,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	94,934,000.00
Note Factor @ 11/15/13	100.0000000%

Class B
Note Balance @ 10/15/13	18,957,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	18,957,000.00
Note Factor @ 11/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	344,060.58
Total Principal Paid	28,796,358.53

Total Paid	29,140,419.11

Class A-1
Coupon	0.23000%
Interest Paid	14,840.58
Principal Paid	28,796,358.53

Total Paid to A-1 Holders	28,811,199.11

Class A-2
Coupon	0.43000%
Interest Paid	98,541.67
Principal Paid	0.00

Total Paid to A-2 Holders	98,541.67

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00

Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00

Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00

Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3806439
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	31.8582202

Total Distribution Amount	32.2388641

A-1 Interest Distribution Amount	0.0605738
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	117.5361573

Total A-1 Distribution Amount	117.5967311

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.9416669

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 09/30/13	105,997.11
Balance as of 10/31/13	109,698.98
Change	3,701.87

Reserve Account
Balance as of 10/15/13	2,311,742.39
Investment Earnings	70.93
Investment Earnings Paid	(70.93)
Deposit/(Withdrawal)	—
Balance as of 11/15/13	2,311,742.39
Change	—

Required Reserve Amount	2,311,742.39